Debentures, Bank Loans and Credit (Tables)	12 Months Ended
Dec. 31, 2017
Debentures, Bank Loans And Credit [Abstract]
Disclosure of composition

	December 31
	2016	2017
	NIS	NIS
Current liabilities
Current maturities of debentures	1,342	1,263
Current maturities of bank loans	839	692
	2,181	1,955
Non-current liabilities
Debentures	9,157	8,748
Bank loans	3,084	4,401
	12,241	13,149
	14,422	15,104

Disclosure of terms and debt repayment
	December 31, 2016		December 31, 2017			Nominal
		Carrying		Carrying		interest
	Par value	amount	Par value	amount	Currency	rate
	NIS	NIS	NIS	NIS		%
Loans from banks and others:
Unlinked - Variable interest	978	978	675	675	NIS	P-0.33 to P+0.2
Unlinked - Fixed interest	2,931	2,945	4,398	4,418	NIS	2.40 to 6.85
	3,909	3,923	5,073	5,093
Debentures:
Linked to the Israeli CPI - fixed interest	4,925	5,234	4,695	4, 900	NIS	2.20 to 8.40
Unlinked - variable interest	734	734	734	732	NIS	Makam + 1.4
Unlinked - fixed interest	4,505	4,531	4,347	4,379	NIS	3.60 to 6.65
	10,164	10,499	9,776	10,011
Total interest-bearing liabilities	14,073	14,422	14,849	15,104

Disclosure of movement in liabilities arising from financing activities
	Debentures (including accrued interest)	Loans (including accrued interest)	Total
	NIS	NIS	NIS
Balance as at January 1, 2017	10,577	3,944	14,521
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	635	2,000	2,635
Repayment of debentures and loans	(1,107)	(835)	(1,942)
Interest paid	(425)	(158)	(583)
Net cash generated from (used in) finance activities	(897)	1,007	110
Financing expenses recognized in the statement of income	378	163	541
Balance as at December 31, 2017	10,058	5,114	15,172